Schedule of investments
Delaware Tax-Free Pennsylvania Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.31%
Education Revenue Bonds — 11.76%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47	1,500,000	$ 1,295,820
Bethlehem Redevelopment Authority Revenue
(Moravian University Project) Series 2024 5.50% 10/1/54	3,000,000	3,103,680
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,352,850
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,093,381
Series A 5.00% 12/15/51	770,000	711,811
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	976,310
5.00% 10/1/39	1,250,000	1,191,475
5.00% 10/1/44	1,000,000	924,000
(Westtown School) Series A 4.00% 1/1/52	2,250,000	2,099,318
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project) Series TT1 4.00% 5/1/41	475,000	397,699
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) Series 2024 5.25% 2/1/54	1,350,000	1,395,266
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,508,650
(Arcadia University) 5.75% 4/1/40	2,000,000	2,001,960
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,554,960
NQ- WEST [0524] 0724 (3695081)    1

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	$ 1,177,819
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project) 5.00% 5/1/44	1,000,000	932,810
Pennsylvania Economic Development Financing Authority Revenue
(Villanova University Project) Series 2024 5.00% 8/1/49	1,500,000	1,610,445
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,155,222
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,166,980
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	2,870,000	2,876,658
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,145,000	1,082,609
Series A 5.625% 6/15/42	3,000,000	2,526,900
(Saint Joseph's University Project) 5.50% 11/1/60	6,000,000	6,359,700
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/53	2,840,000	3,039,112
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,392,400
Series B 144A 6.00% 7/1/29 #	235,000	227,562
		47,155,397
Electric Revenue Bonds — 0.25%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	294,150
Series A 5.05% 7/1/42 ‡	400,000	106,000
Series WW 5.25% 7/1/33 ‡	1,055,000	279,575
2    NQ- WEST [0524] 0724 (3695081)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38 ‡	1,190,000	$ 315,350
		995,075
Healthcare Revenue Bonds — 33.23%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,435,796
Series A 5.00% 4/1/47	13,240,000	13,340,492
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,096,965
Series A 4.00% 7/15/39	2,000,000	1,941,740
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,373,872
Series A 5.00% 5/15/42	470,000	462,330
Series A 5.00% 5/15/47	600,000	574,704
Series C 5.00% 5/15/42	1,000,000	983,680
Series C 5.00% 5/15/47	1,000,000	957,840
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,173,980
4.00% 8/15/50	1,400,000	1,288,056
4.00% 8/15/50 (BAM)	1,600,000	1,495,376
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,532,229
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,309,616
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	2,060,000	1,897,878
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/46	1,330,000	1,265,429
NQ- WEST [0524] 0724 (3695081)    3

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	$ 2,670,690
(Diakon Lutheran Social Ministries) 5.00% 1/1/38	995,000	999,119
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,713,100
Doylestown Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,004,970
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,355,277
4.00% 7/15/48	2,000,000	1,783,400
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System) Series A-2 5.00% 2/15/39	1,150,000	1,172,356
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	128,319
5.25% 7/1/35	250,000	249,780
5.50% 7/1/45	1,000,000	967,260
(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,854,840
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,007,840
5.00% 11/1/36	510,000	513,958
5.00% 11/1/37	250,000	251,717
5.125% 11/1/38	3,500,000	3,572,520
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	11,105,000	10,232,924
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,840,920
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,022,090
4    NQ- WEST [0524] 0724 (3695081)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	$ 2,280,975
Series B 4.00% 5/1/47	4,000,000	3,649,720
Series B 4.00% 5/1/52	5,950,000	5,344,171
Series B 4.00% 5/1/56 (BAM)	2,550,000	2,280,618
Series B 5.00% 5/1/57	3,000,000	3,058,620
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,501,395
(Waverly Heights Project)
5.00% 12/1/44	500,000	501,955
5.00% 12/1/49	1,250,000	1,241,850
Series 2019 4.00% 12/1/37	300,000	286,266
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	75,000	74,378
5.375% 1/1/50	4,035,000	3,508,433
Series A 5.25% 1/1/48	1,000,000	865,290
Series A 5.375% 1/1/51	1,600,000	1,384,400
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	3,040,220
Northampton County, Pennsylvania General Purpose Authority Revenue
(St. Luke's University Health Network Project) Series A1 5.25% 8/15/53	1,500,000	1,589,430
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	882,070
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
NQ- WEST [0524] 0724 (3695081)    5

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	$ 2,549,325
Series B-2 5.25% 7/1/46	2,500,000	2,566,075
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,962,984
Series A 4.00% 2/15/52	1,710,000	1,551,757
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,089,912
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	7,660,000	7,287,034
Series A 4.00% 8/15/42	2,000,000	1,975,600
Series B 4.00% 8/15/40	1,345,000	1,350,138
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,505,275
(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,041,575
		133,171,873
Housing Revenue Bonds — 3.43%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,087,350
Series 143A 5.30% 4/1/44	4,645,000	4,789,320
Series 143A 5.45% 4/1/51	3,750,000	3,880,350
		13,757,020
Industrial Development Revenue/Pollution ControlRevenue Bonds — 9.03%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,656,148
5.125% 5/1/30	750,000	783,157
5.75% 8/1/42 (AMT)	725,000	725,145
6    NQ- WEST [0524] 0724 (3695081)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	1,000,000	$ 989,310
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,427,573
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	95,000,000	7,633,250
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue) 4.00% 6/1/39 (AGM)	5,045,000	4,953,433
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,007,160
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	12,011,340
		36,186,516
Lease Revenue Bonds — 0.38%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/29 (AMT)	500,000	503,350
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center) 5.00% 4/1/38	1,000,000	1,034,720
		1,538,070
Local General Obligation Bonds — 3.44%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,293,717
Series A 4.00% 5/1/42	500,000	481,255
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,065,960
5.00% 9/1/42	1,000,000	1,061,820
NQ- WEST [0524] 0724 (3695081)    7

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Pittsburgh, Pennsylvania
5.00% 9/1/43	500,000	$ 528,125
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,780,941
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,106,332
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,040,963
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	905,504
4.00% 5/15/44 (AGM)	1,595,000	1,528,855
		13,793,472
Pre-Refunded/Escrowed to Maturity Bonds — 0.88%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	427,873
5.00% 5/15/43-25 §	500,000	515,510
5.00% 5/15/48-25 §	1,000,000	1,031,020
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	196,199
5.00% 1/1/38-25 §	810,000	814,982
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts) 5.20% 3/15/25 (AGC)	515,000	521,314
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,170
		3,512,068
Special Tax Revenue Bonds — 17.36%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,300,000	4,158,659
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,031,780
8    NQ- WEST [0524] 0724 (3695081)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	802,000	$ 737,407
Commonwealth of Puerto Rico
(Restructured) 2.832% 11/1/43 •	10,000,803	6,212,999
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	17,720,339	17,255,180
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	5,040,000	5,230,663
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,710,000	1,712,411
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,808,652
Series A-1 5.00% 7/1/58	5,000,000	5,001,600
Series A-1 5.614% 7/1/46 ^	26,050,000	8,343,815
Series A-1 5.716% 7/1/51 ^	16,638,000	3,957,015
Series A-2 4.329% 7/1/40	5,201,000	5,184,721
Series A-2 4.536% 7/1/53	1,000,000	960,320
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	975,450
		69,570,672
State General Obligation Bonds — 1.46%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,001,030
Series D 4.00% 8/15/34	1,370,000	1,364,301
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,107,997
Series A-1 4.00% 7/1/41	1,169,072	1,086,676
Series A-1 4.00% 7/1/46	330,000	298,462
		5,858,466
NQ- WEST [0524] 0724 (3695081)    9

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 15.75%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	$ 1,361,010
(Pittsburgh International Airport) Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,349,334
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,897,281
5.00% 7/1/51 (AMT)	3,000,000	3,075,690
Series A 4.00% 7/1/33	10,000,000	10,125,500
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey) 5.00% 7/1/42	5,000,000	5,181,300
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,283,142
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	685,217
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	704,790
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project) 5.00% 12/31/34 (AMT)	2,115,000	2,128,134
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,905,540
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,252,565
Series A 5.00% 12/1/44	2,000,000	2,089,100
Series A-1 5.00% 12/1/45	1,000,000	1,005,690
Series C 3.00% 12/1/51	2,825,000	2,071,714
Subordinate Series A 3.00% 12/1/42	2,000,000	1,585,720
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,267,864
Subordinate Series B 3.00% 12/1/51	7,550,000	5,542,002
Subordinate Series B 4.00% 12/1/51	1,200,000	1,096,680
(Subordinate) Series A 4.00% 12/1/43 (BAM)	1,785,000	1,747,943
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	10,000,000	10,773,000
10    NQ- WEST [0524] 0724 (3695081)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	$ 1,004,110
		63,133,326
Water & Sewer Revenue Bonds — 1.34%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,227,064
Lehigh County, Pennsylvania Water & Sewer Authority Revenue
(City of Allentown Concession) Series 2024 5.00% 12/1/40 (BAM)	2,820,000	3,127,126
		5,354,190
Total Municipal Bonds (cost $398,587,145)		394,026,145

Short-Term Investments — 0.66%
Variable Rate Demand Note — 0.66%¤
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 4.10% 12/1/37 (SPA - Bank of New York)	2,650,000	2,650,000
Total Short-Term Investments (cost $2,650,000)		2,650,000
Total Value of Securities—98.97% (cost $401,237,145)		396,676,145

Receivables and Other Assets Net of Liabilities—1.03%		4,136,611
Net Assets Applicable to 55,044,975 Shares Outstanding—100.00%		$400,812,756
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $11,841,652, which represents 2.95% of the Fund’s net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ- WEST [0524] 0724 (3695081)    11

Schedule of investments
Delaware Tax-Free Pennsylvania Fund   (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
12    NQ- WEST [0524] 0724 (3695081)